Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage - Individual [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		$ 110	$ 1,012
Net change on Balance	[1]	(110)	(880)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions		458
Amounts written off
Foreign exchange adjustments			(22)
Financial assets at end of period		458	110
Stage 1 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		84	937
Net change on Balance	[1]	(84)	(832)
Transfer to Stage 1			26
Transfer to Stage 2			(27)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions		458
Amounts written off
Foreign exchange adjustments			(20)
Financial assets at end of period		458	84
Stage 2 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		26	75
Net change on Balance	[1]	(26)	(48)
Transfer to Stage 1			(26)
Transfer to Stage 2			27
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments			(2)
Financial assets at end of period			26
Stage 3 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Gross Carrying Amount [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		1,140,191	1,495,396
Net change on Balance	[1]	1,800,025	(327,712)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments		(560)	(27,493)
Financial assets at end of period		2,939,656	1,140,191
Gross Carrying Amount [Member] | Stage 1 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		1,018,551	1,467,502
Net change on Balance	[1]	1,845,572	(321,373)
Transfer to Stage 1		86,986	16,405
Transfer to Stage 2			(126,709)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments		(11,453)	(17,274)
Financial assets at end of period		2,939,656	1,018,551
Gross Carrying Amount [Member] | Stage 2 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period		121,640	27,894
Net change on Balance	[1]	(45,547)	(6,339)
Transfer to Stage 1		(86,986)	(16,405)
Transfer to Stage 2			126,709
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments		10,893	(10,219)
Financial assets at end of period			121,640
Gross Carrying Amount [Member] | Stage 3 [Member]
Loans and Advances to Banks, net (Details) - Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.